Summary Of Significant Accounting Policies (CS) (From Inception To Quarter1, 2011 [Member])	3 Months Ended
Mar. 31, 2011
From Inception To Quarter1, 2011 [Member]
Reporting Period For Combined Statements [Line Items]
Summary Of Significant Accounting Policies

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a. Revenue Recognition

Rental income attributable to residential leases is recorded when due from residents, generally upon the first day of the month. Leases are for periods of up to one year, with rental payments due monthly. Other income results from fees for late payments, cleaning, damages, storage, parking, and laundry facilities and is recorded when earned.

b. Property Management Fees

The Initial Portfolio was managed by Jupiter Communities LLC and third party property managers during RAIT's ownership period (collectively, the Management Company). The Management Company receives fees in amounts of 4% of the monthly gross receipts, or gross revenue as defined, of the properties. The Management Company also receives asset management fees in the amount of 5% of construction costs for projects in excess of certain thresholds. For the three-month periods ended March 31, 2011 and 2010, property and construction management fees, across all properties, were $94,944 and $102,467, respectively (unaudited). For the three years ended December 31, 2010, 2009 and 2008, property and construction management fees, across all properties, totaled $492,525, $333,369, and $67,974, respectively.

c. Bad Debt Expense

The Initial Portfolio recognizes bad debt expense for uncollectible receivables. Management's estimate of bad debt expense is based on expected and inherent risks of collectability for receivables from tenants. For the three-month periods ended March 31, 2011 and 2010, bad debt expenses, across all properties, were $63,911 and $231,961, respectively (unaudited). For the three years ended December 31, 2010, 2009 and 2008, bad debt expenses, across all properties, were $895,809, $737,920, and $77,060, respectively.

d. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported periods. Actual results could differ from those estimates.